Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2023
Financial Instruments and Financial Risk Management [Abstract]
Schedule of Fair Value Financial Assets	The following table presents the level 1 and level 3 fair value financial assets - investments in shares, warrants and SAFEs as of June 30, 2023, and December 31, 2022
	June 30, 2023			December 31, 2022
	Level 1	Level 3	Total	Level 1	Level 3	Total
	USD in thousands
Safo shares	8	-	8	10	-	10
Maris shares	110	-	110	84	-	84
Maris warrants	-	16	16	-	13	13
Tondo shares	101	-	101	97	-	97
Safee shares (note 3N)	-	400	400	-	400	400
SciSparc shares (notes 3I and 3E)	233	-	233	659	-	659
Polyrizon warrants (note 3G)	-	117	117	-	399	399
Polyrizon SAFEs (note 3G)	-	-	-	-	302	302
Elbit Imaging shares	578	-	578	613	-	613
Hydreight Technologies shares (note 3I)	109	-	109	-	-	-
Clearmind warrants (note 3M)	-	4	4	-	4	4
A.I Systems shares (note 3Q)	47	-	47	-	-	-
Clearmind shares (note 3M)	90	-	90	594	-	594
Metagramm shares (note 3P)	-	250	250	-	-	-
Colugo shares	-	400	400	-	400	400
Parazero SAFEs (note 3K)	-	520	520	-	520	520
Bubbles shares	106	-	106	151	-	151
Automax warrants	6	-	6	9	-	9
Automax shares	341	-	341	1,114	-	1,114
Total	1,729	1,707	3,436	3,331	2,038	5,369
The following table presents the level 1 and level 3 fair value financial assets – loans to associates and others as of June 30, 2023, and December 31, 2022
	June 30, 2023			December 31, 2022
	Level 1	Level 3	Total	Level 1	Level 3	Total
	USD in thousands
Loan to Revoltz (note 3H)	-	62	62	-	62	62
Loan to Polyrizon (note 3G)	-	80	80	-	-	-
Loan to A.I Systems (note 3Q)	-	894	894	-	940	940
Total	-	1,036	1,036	-	1,002	1,002
The following table presents the level 1 and level 3 fair value financial assets included in other receivables as of June 30, 2023, and December 31, 2022
	June 30, 2023			December 31, 2022
	Level 1	Level 3	Total	Level 1	Level 3	Total
	USD in thousands
Shares receivable (note 3I)	106	500	606	-	-	-
Total	106	500	606	-	-	-

Schedule of Fair Value of Financial Instruments	The following table presents the Level 1 financial assets - investments in shares and warrants roll-forward during the six months ended June 30, 2023:
	Safo shares	Tondo shares	A.I Systems shares	Bubbles shares	Hydreight Technologies shares	SciSparc shares	Maris shares	Automax warrants	Odysight.ai shares (*)	Clearmind shares	Elbit Imaging shares	Automax shares	Total
	USD in thousands
Balance as of January 1, 2023	10	97	-	151	-	659	84	9	-	594	613	1,114	3,331
Purchase of securities	-	-	83	-	141	325	-	-	-	-	-	-	549
Transfer from equity method	-	-	-	-	-	-	-	-	8,720	-	-	-	8,720
Net changes at fair value recognized through profit or loss	(2)	4	(36)	(45)	(32)	320	26	(3)	(2,946)	(504)	185	(773)	(3,806)
Sale of securities	-	-	-	-	-	(1,045)	-	-	(5,774)	-	(220)	-	(7,039)
Realized loss	-	-	-	-	-	(26)	-	-	-	-	-	-	(26)
Balance as of June 30, 2023	8	101	47	106	109	233	110	6	-	90	578	341	1,729
(*)	For more information, see note 3C.
The following table presents the Level 3 financial assets - investments in shares, warrants and SAFEs roll-forward during the six months ended June 30, 2023:
	Maris warrants	Polyrizon warrants	Clearmind warrants	Safee shares	Parazero SAFEs	Polyrizon SAFEs	Colugo shares	Metagramm shares	Total
	USD in thousands
Balance as of January 1, 2023	13	399	4	400	520	302	400	-	2,038
Purchase of securities	-	-	-	-	-	-	-	250	250
Net changes at fair value recognized through profit or loss	3	(282)	-	-	-	12	-	-	(267)
SAFE conversion	-	-	-	-	-	(314)	-	-	(314)
Balance as of June 30, 2023	16	117	4	400	520	-	400	250	1,707

The following table presents the Level 3 financial assets - loans to associates and others roll-forward during the six months ended June 30, 2023:
	Loan to Revoltz	Loan to A.I. Systems	Loan to Polyrizon	Total
Balance as of January 1, 2023	62	940	-	1,002
Loans granted to associates and others	-	-	80	80
Net changes at fair value recognized through profit or loss	-	(46)	-	(46)
Balance as of June 30, 2023	62	894	80	1,036
The following table presents the level 1 and level 3 fair value financial assets included in other receivables roll-forward during the six months ended June 30, 2023:
	Shares receivable	Total
	USD in thousands
Balance as of January 1, 2023	-	-
Shares receivable from the Amendment of the Buffalo Agreement	937	937
Transfer to investments in shares	(178)	(178)
Net changes at fair value recognized through profit or loss	(153)	(153)
Balance as of June 30, 2023	606	606

Schedule of Financial Liabilities that were Measured at Fair Value	The following table presents the financial liabilities that were measured at fair value through profit or loss:
	June 30,			December 31,
	2023			2022
	Level 1	Level 3	Total	Level 1	Level 3	Total
	USD in thousands			USD in thousands
Fair value of warrants	158	3,142	3,300	396	4,159	4,555

Schedule of Level 1 Financial Liabilities	The following table presents the Level 1 financial liabilities roll-forward:
Warrants
USD in thousands
Balance as of January 1, 2023	396
Change in fair value of warrants issued to investors	(238)
Balance as of June 30, 2023	158
The following table presents the Level 3 financial liabilities roll-forward:
Warrants
USD in thousands
Balance as of January 1, 2023	4,159
Change in fair value of warrants in connection with the IPO of Jeffs’ Brands	(1,017)
Balance as of June 30, 2023	3,142